REDEEMABLE NONCONTROLLING INTEREST (Details)	Mar. 15, 2012 Nutricion para el Conosur S.A.	Dec. 31, 2013 Put Option [Member]	Dec. 31, 2013 Call Option [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares of capital stock acquired	80.00%
Noncontrolling interests (as a percent)		20.00%	20.00%